Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	82,353
Maximum Aggregate Offering Price	$ 9,630,359.82
Carry Forward Form Type	S-3
Carry Forward File Number	333-273952
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,421.44
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), Registration Statement on Form S-3ASR (Registration No. 333-298200) also covers any additional securities issuable in connection with any stock split, stock dividend, or similar transaction with respect to the securities being registered pursuant to that registration statement. (2) Houlihan Lokey, Inc. (the "Company") previously registered the offer and sale of shares of Class A common stock by means of prospectus supplements filed pursuant to Rule 424(b)(7) under the Securities Act on December 20, 2023, December 9, 2024 and February 25, 2026 (collectively, the "Prior Prospectus Supplements"), in each case pursuant to the Company's registration statement on Form S-3ASR (File No. 333-273952) filed with the Securities and Exchange Commission ("SEC") on August 11, 2023 (the "Prior Registration Statement"). The Prior Prospectus Supplements registered 174,335 shares, 715,659 shares and 32,421 shares of Class A common stock, respectively, and in connection with the filing of the Prior Prospectus Supplements the Company made contemporaneous fee payments in the amounts of $3,009.09, $20,285.31 and $737.24, respectively. Of the shares of Class A common stock registered pursuant to the Prior Prospectus Supplements, 82,353 shares, 255,422 shares and 27,303 shares, respectively (or 365,078 shares of Class A common stock in the aggregate), remain unsold, having an offering price of $9,630,359.82, $47,288,829.08 and $4,495,711.98, respectively (or an aggregate offering price of $61,414,900.88) (collectively, the "Carry Forward Securities"), with respect to which the Company previously paid registration fees of $1,421.44, $7,239.92 and $620.86, respectively (or $9,282.22 in the aggregate). Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the immediate effectiveness of the Company's new registration statement on Form S-3ASR (File No. 333-298200) filed with the SEC on August 10, 2026. The registration fees previously paid in connection with the Carry Forward Securities continue to be applied to such securities, and accordingly no registration fee is due in connection with the filing of this prospectus supplement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	255,422
Maximum Aggregate Offering Price	$ 47,288,829.08
Carry Forward Form Type	S-3
Carry Forward File Number	333-273952
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,239.92
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), Registration Statement on Form S-3ASR (Registration No. 333-298200) also covers any additional securities issuable in connection with any stock split, stock dividend, or similar transaction with respect to the securities being registered pursuant to that registration statement. (2) Houlihan Lokey, Inc. (the "Company") previously registered the offer and sale of shares of Class A common stock by means of prospectus supplements filed pursuant to Rule 424(b)(7) under the Securities Act on December 20, 2023, December 9, 2024 and February 25, 2026 (collectively, the "Prior Prospectus Supplements"), in each case pursuant to the Company's registration statement on Form S-3ASR (File No. 333-273952) filed with the Securities and Exchange Commission ("SEC") on August 11, 2023 (the "Prior Registration Statement"). The Prior Prospectus Supplements registered 174,335 shares, 715,659 shares and 32,421 shares of Class A common stock, respectively, and in connection with the filing of the Prior Prospectus Supplements the Company made contemporaneous fee payments in the amounts of $3,009.09, $20,285.31 and $737.24, respectively. Of the shares of Class A common stock registered pursuant to the Prior Prospectus Supplements, 82,353 shares, 255,422 shares and 27,303 shares, respectively (or 365,078 shares of Class A common stock in the aggregate), remain unsold, having an offering price of $9,630,359.82, $47,288,829.08 and $4,495,711.98, respectively (or an aggregate offering price of $61,414,900.88) (collectively, the "Carry Forward Securities"), with respect to which the Company previously paid registration fees of $1,421.44, $7,239.92 and $620.86, respectively (or $9,282.22 in the aggregate). Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the immediate effectiveness of the Company's new registration statement on Form S-3ASR (File No. 333-298200) filed with the SEC on August 10, 2026. The registration fees previously paid in connection with the Carry Forward Securities continue to be applied to such securities, and accordingly no registration fee is due in connection with the filing of this prospectus supplement.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	27,303
Maximum Aggregate Offering Price	$ 4,495,711.98
Carry Forward Form Type	S-3
Carry Forward File Number	333-273952
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 620.86
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), Registration Statement on Form S-3ASR (Registration No. 333-298200) also covers any additional securities issuable in connection with any stock split, stock dividend, or similar transaction with respect to the securities being registered pursuant to that registration statement. (2) Houlihan Lokey, Inc. (the "Company") previously registered the offer and sale of shares of Class A common stock by means of prospectus supplements filed pursuant to Rule 424(b)(7) under the Securities Act on December 20, 2023, December 9, 2024 and February 25, 2026 (collectively, the "Prior Prospectus Supplements"), in each case pursuant to the Company's registration statement on Form S-3ASR (File No. 333-273952) filed with the Securities and Exchange Commission ("SEC") on August 11, 2023 (the "Prior Registration Statement"). The Prior Prospectus Supplements registered 174,335 shares, 715,659 shares and 32,421 shares of Class A common stock, respectively, and in connection with the filing of the Prior Prospectus Supplements the Company made contemporaneous fee payments in the amounts of $3,009.09, $20,285.31 and $737.24, respectively. Of the shares of Class A common stock registered pursuant to the Prior Prospectus Supplements, 82,353 shares, 255,422 shares and 27,303 shares, respectively (or 365,078 shares of Class A common stock in the aggregate), remain unsold, having an offering price of $9,630,359.82, $47,288,829.08 and $4,495,711.98, respectively (or an aggregate offering price of $61,414,900.88) (collectively, the "Carry Forward Securities"), with respect to which the Company previously paid registration fees of $1,421.44, $7,239.92 and $620.86, respectively (or $9,282.22 in the aggregate). Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the immediate effectiveness of the Company's new registration statement on Form S-3ASR (File No. 333-298200) filed with the SEC on August 10, 2026. The registration fees previously paid in connection with the Carry Forward Securities continue to be applied to such securities, and accordingly no registration fee is due in connection with the filing of this prospectus supplement.